UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-04700

                                               The Gabelli Equity Trust Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                                             Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                 Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Equity Trust Inc.

First Quarter Report — March 31, 2015

(Y)our Portfolio Management Team

To Our Shareholders,

For the quarter ended March 31, 2015, the net asset value (“NAV”) total return of The Gabelli Equity Trust Inc. (the “Fund”) was 1.4%, compared with total returns of 1.0% and 0.3% for the Standard & Poor’s (“S&P”) 500 Index and the Dow Jones Industrial Average, respectively. The total return for the Fund’s publicly traded shares was 2.8%. The Fund’s NAV per share was $6.72, while the price of the publicly traded shares closed at $6.50 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed is the schedule of investments as of March 31, 2015.

Comparative Results

Average Annual Returns through March 31, 2015 (a) (Unaudited)
	Quarter	1 Year	5 Year	10 Year	20 Year	25 Year	Since Inception (08/21/86)
Gabelli Equity Trust
NAV Total Return (b)	1.36%	5.77%	15.82%	9.90%	10.50%	10.48%	11.15%
Investment Total Return (c)	2.77	(5.29)	16.47	8.80	10.10	10.18	10.72
S&P 500 Index	0.95	12.73	14.47	8.01	9.39	9.79	10.11	(d)
Dow Jones Industrial Average	0.33	10.50	13.16	8.13	10.01	10.48	10.99	(d)
Nasdaq Composite Index	3.85	18.24	16.82	10.58	10.24	10.16	9.69	(d)

(a)  Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The Dow Jones Industrial Average is an unmanaged index of 30 large capitalization stocks. The S&P 500 and the Nasdaq Composite Indices are unmanaged indicators of stock market performance. Dividends are considered reinvested except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)  Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, adjustments for rights offerings, spin-offs, and taxes paid on undistributed long term capital gains and are net of expenses. Since inception return is based on an initial NAV of $9.34.

(c)  Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions, and adjustments for rights offerings, spin-offs, and taxes paid on undistributed long term capital gains. Since inception return is based on an initial offering price of $10.00.

(d) From August 31, 1986, the date closest to the Fund’s inception for which data is available.

The Gabelli Equity Trust Inc.

Portfolio Changes — Quarter Ended March 31, 2015 (Unaudited)

	Shares	Ownership at March 31, 2015
NET PURCHASES
Common Stocks
Agilent Technologies Inc.	6,000	6,000
Ampco-Pittsburgh Corp.	8,000	160,000
Argo Group International Holdings Ltd.(a)	1,200	13,200
Ascent Capital Group Inc., Cl. A	2,000	14,000
Avon Products Inc.	12,000	110,000
Chemtura Corp.	15,000	30,000
Chr. Hansen Holding A/S	15,000	65,000
Comcast Corp., Cl. A, Special	5,000	91,400
Cullen/Frost Bankers Inc.	2,000	16,000
Diebold Inc.	4,000	96,000
Discovery Communications Inc., Cl. A	38,000	116,600
DISH Network Corp., Cl. A	2,600	99,600
eBay Inc.	20,000	20,000
Energizer Holdings Inc.	6,000	134,000
Eversource Energy(b)	30,000	30,000
Financial Engines Inc.	4,000	4,000
Flowserve Corp.	3,400	276,500
Forest City Enterprises Inc., Cl. A	5,000	40,000
General Motors Co.	71,746	95,746
Google Inc., Cl. C	500	500
GrafTech International Ltd.	34,600	112,000
Graham Holdings Co., Cl. B	400	1,800
Hanesbrands Inc.(c)	73,000	100,000
Hospira Inc.	19,000	50,000
KLX Inc.	4,000	23,500
Kraft Foods Group Inc.	10,000	55,333
Layne Christensen Co.	9,000	45,000
Liberty Broadband Corp., Cl. C	13,547	62,047
Liberty Global plc, Cl. C	7,300	245,000
Liberty Media Corp., Cl. C	7,000	181,000
Macquarie Infrastructure Co. LLC	6,600	16,600
Medtronic plc(d)	33,461	33,461
Millicom International Cellular SA, SDR	3,000	40,000
Mondele¯z International Inc., Cl. A	5,000	287,000
Navistar International Corp.	3,100	212,874
Penske Automotive Group Inc.	3,000	28,000
Pier 1 Imports Inc.	6,000	6,000
Quinpario Acquisition Corp. 2	50,000	50,000
Remy Cointreau SA	2,000	43,000
Rentrak Corp.	5,000	5,000
Rollins Inc.(e)	603,000	1,809,000
Salix Pharmaceuticals Ltd.	60,000	60,000
Talisman Energy Inc.	125,000	125,000
The Central Europe, Russia, and Turkey Fund Inc.	4,331	93,331

	Shares	Ownership at March 31, 2015
The New Germany Fund Inc.	23,979	120,508
The St. Joe Co.	5,000	279,500
TimkenSteel Corp.	19,000	51,000
T-Mobile US Inc.	8,000	28,000
Tootsie Roll Industries Inc.(f)	2,646	125,186
Toray Industries Inc.	75,000	100,000
Visa Inc., Cl. A(g)	9,600	12,800
Visteon Corp.	1,000	14,000
Waddell & Reed Financial Inc., Cl. A	20,000	57,000
Xylem Inc.	15,000	311,000
Rights
Mandarin Oriental International Ltd., expire 04/08/2015(h)	913,900	913,900

NET SALES
Common Stocks
Allergan Inc.(i)	(4,000)	—
BorgWarner Inc.	(2,000)	107,600
Boston Scientific Corp.	(5,000)	270,000
BT Group plc, Cl. A	(34,200)	954,200
Cablevision Systems Corp., Cl. A	(3,000)	1,102,000
CLARCOR Inc.	(1,900)	111,900
ConocoPhillips	(10,000)	185,100
Covidien plc(d)	(38,600)	—
Crane Co.	(1,000)	195,100
Deere & Co.	(3,000)	299,000
Deutsche Telekom AG, ADR	(4,000)	100,000
Ford Motor Co.	(20,000)	—
Intelsat SA	(3,000)	12,000
Kinnevik Investment AB, Cl. A	(2,600)	32,400
Ladbrokes plc	(50,000)	779,400
Mueller Industries Inc.	(3,200)	43,300
Northeast Utilities(b)	(30,000)	—
Rolls-Royce Holdings plc, Cl. C(j)	(108,000,000)	—
The ADT Corp.	(8,000)	122,000
Time Warner Cable Inc.	(7,000)	65,000
Transocean Ltd.	(1,000)	8,000
Vodafone Group plc, ADR	(5,455)	40,027
Rights
Liberty Broadband Corp., expire 01/09/2015(k)	(13,150)	—

(a)	Stock Dividend - 0.1 shares for every 1 share held.
(b)	Name and Identifier change from Northeast Utilities (664397106) to Eversource Energy (30040W108).
(c)	Stock Split - 4 shares for every 1 share held. 2,000 shares were sold before stock split.

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Portfolio Changes (Continued) — Quarter Ended March 31, 2015 (Unaudited)

(d)	Merger - $35.19 cash plus 0.956 shares of Medtronic plc for every 1 share of Covidien plc held. 3,441 shares of Medtronic plc were sold after merger.
(e)	Stock Split - 3 shares for every 2 shares held.
(f)	Stock Dividend - 0.03 shares for every 1 share held. 1,000 shares were sold before stock dividend.
(g)	Stock Split - 4 shares for every 1 share held.
(h)	Rights Issuance - 1 share of Mandarin Oriental International Ltd., expire 04/08/2015 for every 4 shares of Mandarin Oriental International Ltd. held.
(i)	Merger - $129.22 cash plus 0.3683 shares of Actavis plc for every 1 share of Allergan Inc. held.
(j)	Tender Offer - £0.001 for every 1 share held.
(k)	Rights expired.

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments — March 31, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 97.0%
	Food and Beverage — 10.4%
3,000	Ajinomoto Co. Inc.	$65,898
53,541	Brown-Forman Corp., Cl. A	4,860,452
17,975	Brown-Forman Corp., Cl. B	1,624,041
63,800	Campbell Soup Co.	2,969,890
65,000	Chr. Hansen Holding A/S	2,985,904
15,000	Coca-Cola Enterprises Inc.	663,000
100,000	ConAgra Foods Inc.	3,653,000
30,600	Constellation Brands Inc., Cl. A†	3,556,026
18,000	Crimson Wine Group Ltd.†	163,800
201,500	Danone SA	13,567,375
652,800	Davide Campari-Milano SpA	4,558,973
5,000	Dean Foods Co.	82,650
197,000	Diageo plc, ADR	21,782,290
89,800	Dr Pepper Snapple Group Inc.	7,047,504
80,000	Flowers Foods Inc.	1,819,200
76,200	Fomento Economico Mexicano SAB de CV, ADR†	7,124,700
50,000	General Mills Inc.	2,830,000
1,848,400	Grupo Bimbo SAB de CV, Cl. A	5,224,016
41,300	Heineken NV	3,154,275
16,000	Ingredion Inc.	1,245,120
105,000	ITO EN Ltd.	2,268,354
12,800	Kellogg Co.	844,160
64,000	Kerry Group plc, Cl. A	4,292,037
55,333	Kraft Foods Group Inc.	4,820,334
10,600	LVMH Moet Hennessy Louis Vuitton SE	1,870,917
45,000	Maple Leaf Foods Inc.	823,576
287,000	Mondelēz International Inc., Cl. A	10,357,830
70,000	Morinaga Milk Industry Co. Ltd.	266,144
42,900	Nestlé SA	3,240,235
213,000	PepsiCo Inc.	20,367,060
39,200	Pernod Ricard SA	4,642,782
51,000	Post Holdings Inc.†	2,388,840
43,000	Remy Cointreau SA	3,167,136
117,600	The Coca-Cola Co.	4,768,680
32,000	The Hain Celestial Group Inc.†	2,049,600
3,000	The J.M. Smucker Co.	347,190
42,000	The WhiteWave Foods Co.†	1,862,280
125,186	Tootsie Roll Industries Inc.	4,246,316
50,000	Tyson Foods Inc., Cl. A	1,915,000
341,000	Yakult Honsha Co. Ltd.	23,797,640

		187,314,225

	Financial Services — 8.4%
421,000	American Express Co.(a)	32,888,520
50,000	American International Group Inc.	2,739,500
13,200	Argo Group International Holdings Ltd.	661,980
72,000	Banco Santander SA, ADR	536,400
124	Berkshire Hathaway Inc., Cl. A†	26,970,000
10,000	Calamos Asset Management Inc., Cl. A	134,500
18,800	CIT Group Inc.	848,256

Shares		Market Value
98,000	Citigroup Inc.	$5,048,960
16,000	Cullen/Frost Bankers Inc.	1,105,280
12,777	Deutsche Bank AG	443,745
4,000	Financial Engines Inc.	167,320
50,000	Fortress Investment Group LLC, Cl. A	403,500
40,400	H&R Block Inc.	1,295,628
40,000	Interactive Brokers Group Inc., Cl. A	1,360,800
340,100	Janus Capital Group Inc.	5,846,319
56,800	JPMorgan Chase & Co.	3,440,944
32,400	Kinnevik Investment AB, Cl. A	1,090,264
125,000	Legg Mason Inc.	6,900,000
95,900	Leucadia National Corp.	2,137,611
14,000	Loews Corp.	571,620
125,000	Marsh & McLennan Companies Inc.	7,011,250
9,000	Moody’s Corp.	934,200
22,000	Och-Ziff Capital Management Group LLC, Cl. A	278,080
50,000	Quinpario Acquisition Corp. 2†	504,000
124,100	State Street Corp.	9,125,073
17,000	SunTrust Banks Inc.	698,530
128,400	T. Rowe Price Group Inc.	10,397,832
210,500	The Bank of New York Mellon Corp.	8,470,520
20,000	The Charles Schwab Corp.	608,800
12,300	The Dun & Bradstreet Corp.	1,578,828
13,000	W. R. Berkley Corp.	656,630
57,000	Waddell & Reed Financial Inc., Cl. A	2,823,780
270,000	Wells Fargo & Co.	14,688,000

		152,366,670

	Cable and Satellite — 7.8%
270,200	AMC Networks Inc., Cl. A†	20,708,128
1,102,000	Cablevision Systems Corp., Cl. A	20,166,600
91,400	Comcast Corp., Cl. A, Special	5,124,341
369,200	DIRECTV†	31,418,920
99,600	DISH Network Corp., Cl. A†	6,977,976
34,440	EchoStar Corp., Cl. A†	1,781,237
12,000	Intelsat SA†	144,000
76,800	Liberty Global plc, Cl. A†	3,952,896
245,000	Liberty Global plc, Cl. C†	12,203,450
481,890	Rogers Communications Inc., New York, Cl. B	16,133,677
19,310	Rogers Communications Inc., Toronto, Cl. B	646,436
108,800	Scripps Networks Interactive Inc., Cl. A	7,459,328
120,000	Shaw Communications Inc., New York, Cl. B	2,691,600
40,000	Shaw Communications Inc., Toronto, Cl. B	897,556
65,000	Time Warner Cable Inc.	9,742,200

		140,048,345

	Entertainment — 7.7%
116,600	Discovery Communications Inc., Cl. A†	3,586,616
244,800	Discovery Communications Inc., Cl. C†	7,215,480
605,000	Grupo Televisa SAB, ADR†	19,971,050
143,123	Media General Inc.†	2,360,098
32,000	Societe d’Edition de Canal +	214,361
71,700	Starz, Cl. A†	2,467,197

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — March 31, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Entertainment (Continued)
305,000	The Madison Square Garden Co., Cl. A†	$25,818,250
186,800	Time Warner Inc.	15,773,392
40,000	Tokyo Broadcasting System Holdings Inc.	505,607
585,200	Twenty-First Century Fox Inc., Cl. A	19,803,168
367,000	Twenty-First Century Fox Inc., Cl. B	12,066,960
70,000	Universal Entertainment Corp.	1,144,537
276,500	Viacom Inc., Cl. A	18,992,785
346,666	Vivendi SA	8,619,870

		138,539,371

	Equipment and Supplies — 5.6%
450,000	AMETEK Inc.	23,643,000
7,000	Amphenol Corp., Cl. A	412,510
94,000	CIRCOR International Inc.	5,141,800
374,800	Donaldson Co. Inc.	14,133,708
276,500	Flowserve Corp.	15,619,485
37,400	Franklin Electric Co. Inc.	1,426,436
112,000	GrafTech International Ltd.†	435,680
268,000	IDEX Corp.	20,322,440
49,000	Ingersoll-Rand plc	3,335,920
43,300	Mueller Industries Inc.	1,564,429
13,000	Sealed Air Corp.	592,280
45,000	Tenaris SA, ADR	1,260,000
10,000	The Greenbrier Companies Inc.	580,000
4,000	The Manitowoc Co. Inc.	86,240
81,000	The Timken Co.	3,413,340
64,800	The Weir Group plc	1,635,067
125,000	Watts Water Technologies Inc., Cl. A	6,878,750

		100,481,085

	Health Care — 5.3%
8,000	Actavis plc†	2,381,020
6,000	Agilent Technologies Inc.	249,300
22,450	Alere Inc.†	1,097,805
34,000	Amgen Inc.	5,434,900
27,000	Baxter International Inc.	1,849,500
12,500	Becton, Dickinson and Co.	1,794,875
19,200	Biogen Inc.†	8,107,008
270,000	Boston Scientific Corp.†	4,792,500
76,300	Bristol-Myers Squibb Co.	4,921,350
15,000	DaVita HealthCare Partners Inc.†	1,219,200
9,000	Endo International plc†	807,300
20,000	Express Scripts Holding Co.†	1,735,400
28,800	Henry Schein Inc.†	4,021,056
50,000	Hospira Inc.†	4,392,000
46,800	Indivior plc†	131,903
37,000	Johnson & Johnson	3,722,200
25,000	Mead Johnson Nutrition Co.	2,513,250
33,461	Medtronic plc	2,609,592
95,200	Merck & Co. Inc.	5,472,096
88,200	Novartis AG, ADR	8,697,402

Shares		Market Value
60,000	Salix Pharmaceuticals Ltd.†	$10,368,600
15,000	Teva Pharmaceutical Industries Ltd., ADR	934,500
87,000	UnitedHealth Group Inc.	10,291,230
4,000	Waters Corp.†	497,280
54,500	William Demant Holding A/S†	4,627,518
8,600	Zimmer Holdings Inc.	1,010,672
35,000	Zoetis Inc.	1,620,150

		95,299,607

	Diversified Industrial — 5.0%
500	Acuity Brands Inc.	84,080
160,000	Ampco-Pittsburgh Corp.	2,793,600
195,100	Crane Co.	12,176,191
149,000	General Electric Co.	3,696,690
138,300	Greif Inc., Cl. A	5,431,041
12,800	Greif Inc., Cl. B	588,800
32,000	Griffon Corp.	557,760
353,000	Honeywell International Inc.	36,821,430
122,000	ITT Corp.	4,869,020
11,000	Jardine Strategic Holdings Ltd.	385,000
8,000	Kennametal Inc.	269,520
50,000	Myers Industries Inc.	876,500
86,000	Park-Ohio Holdings Corp.	4,529,620
35,000	Pentair plc	2,201,150
9,666	Rayonier Advanced Materials Inc.	144,023
30,000	Rexnord Corp.†	800,700
15,000	Sulzer AG	1,651,574
100,000	Toray Industries Inc.	839,622
12,000	Tredegar Corp.	241,320
46,000	Trinity Industries Inc.	1,633,460
217,000	Tyco International plc	9,344,020

		89,935,121

	Automotive: Parts and Accessories — 4.4%
107,600	BorgWarner Inc.	6,507,648
111,900	CLARCOR Inc.	7,392,114
244,100	Dana Holding Corp.	5,165,156
245,000	Genuine Parts Co.	22,831,550
160,600	Johnson Controls Inc.	8,100,664
188,000	Modine Manufacturing Co.†	2,532,360
90,000	O’Reilly Automotive Inc.†	19,461,600
115,000	Standard Motor Products Inc.	4,859,900
73,000	Superior Industries International Inc.	1,381,890
14,000	Visteon Corp.†	1,349,600

		79,582,482

	Energy and Utilities — 4.2%
11,000	ABB Ltd., ADR	232,870
39,000	Anadarko Petroleum Corp.	3,229,590
59,000	Apache Corp.	3,559,470
80,000	BP plc, ADR	3,128,800
30,000	Cleco Corp.	1,635,600
18,000	CMS Energy Corp.	628,380

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — March 31, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
185,100	ConocoPhillips	$11,524,326
50,000	CONSOL Energy Inc.	1,394,500
217,500	El Paso Electric Co.	8,404,200
30,000	Eversource Energy	1,515,600
69,400	Exxon Mobil Corp.	5,899,000
140,000	GenOn Energy Inc., Escrow†	0
196,400	Halliburton Co.	8,618,032
4,000	Marathon Oil Corp.	104,440
4,000	Marathon Petroleum Corp.	409,560
20,000	Murphy USA Inc.†	1,447,400
18,000	National Fuel Gas Co.	1,085,940
18,000	NextEra Energy Inc.	1,872,900
1,000	Niko Resources Ltd., OTC†	380
3,000	Niko Resources Ltd., Toronto†	1,184
32,400	Oceaneering International Inc.	1,747,332
15,100	Phillips 66	1,186,860
140,000	Rowan Companies plc, Cl. A	2,479,400
28,000	RPC Inc.	358,680
5,000	SJW Corp.	154,550
17,000	Southwest Gas Corp.	988,890
108,900	Spectra Energy Corp.	3,938,913
125,000	Talisman Energy Inc.	960,000
101,000	The AES Corp.	1,297,850
8,000	Transocean Ltd.	117,360
35,000	Weatherford International plc†	430,500
169,500	Westar Energy Inc.	6,569,820

		74,922,327

	Consumer Products — 3.7%
110,000	Avon Products Inc.	878,900
119,000	Blyth Inc.	903,210
15,300	Christian Dior SE	2,891,309
20,000	Church & Dwight Co. Inc.	1,708,400
115,000	Coty Inc., Cl. A	2,791,050
5,000	Crocs Inc.†	59,050
134,000	Energizer Holdings Inc.	18,498,700
2,100	Givaudan SA	3,807,574
100,000	Hanesbrands Inc.	3,351,000
23,800	Harley-Davidson Inc.	1,445,612
1,381	Hermes International	487,646
9,000	Jarden Corp.†	476,100
5,000	Mattel Inc.	114,250
11,000	National Presto Industries Inc.	697,290
10,000	Oil-Dri Corp. of America	336,500
46,800	Reckitt Benckiser Group plc	4,026,522
30,000	Svenska Cellulosa AB, Cl. B	692,162
823,800	Swedish Match AB	24,258,249
2,800	The Estee Lauder Companies Inc., Cl. A	232,848

		67,656,372

Shares		Market Value
	Retail — 3.6%
73,300	AutoNation Inc.†	$4,715,389
10,000	Bed Bath & Beyond Inc.†	767,750
40,000	Costco Wholesale Corp.	6,059,800
60,500	CST Brands Inc.	2,651,715
117,800	CVS Health Corp.	12,158,138
75,000	Hertz Global Holdings Inc.†	1,626,000
22,100	HSN Inc.	1,507,883
50,000	J.C. Penney Co. Inc.†	420,500
341,000	Macy’s Inc.	22,134,310
28,000	Penske Automotive Group Inc.	1,441,720
6,000	Pier 1 Imports Inc.	83,880
33,300	Sally Beauty Holdings Inc.†	1,144,521
17,000	The Cheesecake Factory Inc.	838,610
3,000	Tiffany & Co.	264,030
52,000	Walgreens Boots Alliance Inc.	4,403,360
36,100	Wal-Mart Stores Inc.	2,969,225
38,000	Whole Foods Market Inc.	1,979,040

		65,165,871

	Consumer Services — 3.6%
14,334	Allegion plc	876,811
20,000	eBay Inc.†	1,153,600
43,000	IAC/InterActiveCorp.	2,901,210
205,000	Liberty Interactive Corp., Cl. A†	5,983,950
21,000	Liberty TripAdvisor Holdings Inc., Cl. A†	667,590
58,330	Liberty Ventures, Cl. A†	2,450,443
1,809,000	Rollins Inc.	44,736,570
122,000	The ADT Corp.	5,065,440
5,500	TripAdvisor Inc.†	457,435

		64,293,049

	Business Services — 2.7%
20,500	Aramark	648,415
14,000	Ascent Capital Group Inc., Cl. A†	557,340
157,000	Clear Channel Outdoor Holdings Inc., Cl. A	1,588,840
33,000	Contax Participacoes SA	82,718
96,000	Diebold Inc.	3,404,160
14,000	DigitalGlobe Inc.†	476,980
4,000	Edenred	99,847
170,400	G4S plc	747,694
17,300	Jardine Matheson Holdings Ltd.	1,093,360
88,000	Landauer Inc.	3,092,320
16,600	Macquarie Infrastructure Co. LLC	1,366,014
322,000	MasterCard Inc., Cl. A	27,817,580
5,000	Rentrak Corp.†	277,800
309,200	The Interpublic Group of Companies Inc.	6,839,504
10,000	Vectrus Inc.†	254,900
12,800	Visa Inc., Cl. A	837,248

		49,184,720

	Telecommunications — 2.7%
55,400	BCE Inc.	2,346,744

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — March 31, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Telecommunications (Continued)
954,200	BT Group plc, Cl. A	$6,199,687
750,000	Cincinnati Bell Inc.†	2,647,500
100,000	Deutsche Telekom AG, ADR	1,823,500
36,000	Hellenic Telecommunications Organization SA†	319,348
15,000	Hellenic Telecommunications Organization SA, ADR†	65,775
264,732	Koninklijke KPN NV	899,216
7,040,836	LIME†	30,666
22,000	Oi SA, ADR†	33,880
31,053	Sprint Corp.†	147,191
21,000	Telecom Argentina SA, ADR	476,910
575,000	Telecom Italia SpA†	675,147
81,500	Telefonica Brasil SA, ADR	1,246,135
578,715	Telefonica SA, ADR	8,304,560
570,300	Telephone & Data Systems Inc.	14,200,470
25,000	TELUS Corp.	830,405
133,000	Verizon Communications Inc.	6,467,790
40,027	Vodafone Group plc, ADR	1,308,082

		48,023,006

	Aviation: Parts and Services — 2.5%
29,000	B/E Aerospace Inc.	1,844,980
270,300	Curtiss-Wright Corp.	19,985,982
275,000	GenCorp Inc.†	6,377,250
23,500	KLX Inc.†	905,690
78,000	Precision Castparts Corp.	16,380,000

		45,493,902

	Aerospace and Defense — 2.5%
616,615	BBA Aviation plc	3,078,821
230,600	Exelis Inc.	5,619,722
35,800	Kaman Corp.	1,518,994
17,500	Northrop Grumman Corp.	2,816,800
1,200,000	Rolls-Royce Holdings plc	16,964,082
98,000	The Boeing Co.(a)	14,707,840

		44,706,259

	Machinery — 2.1%
12,800	Caterpillar Inc.	1,024,384
53,592	CNH Industrial NV	437,311
299,000	Deere & Co.(a)	26,219,310
311,000	Xylem Inc.	10,891,220

		38,572,225

	Specialty Chemicals — 2.0%
10,000	Ashland Inc.	1,273,100
30,000	Chemtura Corp.†	818,700
20,000	E. I. du Pont de Nemours and Co.	1,429,400
420,000	Ferro Corp.†	5,271,000
8,000	FMC Corp.	458,000
39,000	H.B. Fuller Co.	1,671,930
11,000	Huntsman Corp.	243,870

Shares		Market Value
73,000	International Flavors & Fragrances Inc.	$8,570,200
250,000	OMNOVA Solutions Inc.†	2,132,500
192,600	Sensient Technologies Corp.	13,266,288
6,000	SGL Carbon SE†	97,933
95,000	Zep Inc.	1,617,850

		36,850,771

	Broadcasting — 1.8%
253,300	CBS Corp., Cl. A, Voting	15,610,879
2,000	Cogeco Inc.	87,198
17,334	Corus Entertainment Inc., OTC, Cl. B	263,477
6,666	Corus Entertainment Inc., Toronto, Cl. B	101,262
16,000	Gray Television Inc.†	221,120
19,250	Liberty Broadband Corp., Cl. A†	1,087,240
62,047	Liberty Broadband Corp., Cl. C†	3,511,860
89,000	Liberty Media Corp., Cl. A†	3,430,950
181,000	Liberty Media Corp., Cl. C†	6,914,200
85,200	Television Broadcasts Ltd.	525,862

		31,754,048

	Hotels and Gaming — 1.6%
16,000	Accor SA	835,767
45,000	Belmond Ltd., Cl. A†	552,600
90,000	Genting Singapore plc	60,335
8,000	Hyatt Hotels Corp., Cl. A†	473,760
50,000	International Game Technology	870,500
27,200	Interval Leisure Group Inc.	712,912
779,400	Ladbrokes plc	1,205,871
43,000	Las Vegas Sands Corp.	2,366,720
3,655,600	Mandarin Oriental International Ltd.	5,812,404
70,000	MGM China Holdings Ltd.	131,826
25,000	MGM Resorts International†	525,750
34,000	Pinnacle Entertainment Inc.†	1,227,060
188,800	Ryman Hospitality Properties Inc.	11,499,808
29,000	Starwood Hotels & Resorts Worldwide Inc.	2,421,500
200,000	The Hongkong & Shanghai Hotels Ltd.	281,710
4,000	Wyndham Worldwide Corp.	361,880
2,500	Wynn Resorts Ltd.	314,700

		29,655,103

	Publishing — 1.3%
1,800	Graham Holdings Co., Cl. B	1,889,334
50,000	Il Sole 24 Ore SpA†	45,214
111,600	McGraw Hill Financial Inc.	11,539,440
104,000	Meredith Corp.	5,800,080
125,000	News Corp., Cl. A†	2,001,250
148,600	News Corp., Cl. B†	2,358,282
25,000	The E.W. Scripps Co., Cl. A†	711,000

		24,344,600

	Electronics — 1.2%
18,000	Bel Fuse Inc., Cl. A	330,120
4,000	Hitachi Ltd., ADR	274,280

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — March 31, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Electronics (Continued)
60,000	Intel Corp.	$1,876,200
33,087	Koninklijke Philips NV	937,686
2,400	Mettler-Toledo International Inc.†	788,760
42,600	TE Connectivity Ltd.	3,051,012
245,000	Texas Instruments Inc.	14,010,325

		21,268,383

	Wireless Communications — 1.2%
105,000	America Movil SAB de CV, Cl. L, ADR	2,148,300
9,000,000	Cable & Wireless Communications plc	8,137,152
40,000	Millicom International Cellular SA, SDR	2,898,231
150,000	NTT DoCoMo Inc.	2,608,288
50,075	Tim Participacoes SA, ADR	830,244
28,000	T-Mobile US Inc.†	887,320
104,600	United States Cellular Corp.†	3,736,312

		21,245,847

	Environmental Services — 1.0%
230,800	Republic Services Inc.	9,361,248
157,400	Waste Management Inc.	8,535,802

		17,897,050

	Automotive — 0.8%
95,746	General Motors Co.	3,590,475
212,874	Navistar International Corp.†	6,279,783
75,000	PACCAR Inc.	4,735,500

		14,605,758

	Computer Software and Services — 0.7%
7,000	Check Point Software Technologies Ltd.†	573,790
6,000	Electronic Arts Inc.†	352,890
500	Google Inc., Cl. C†	274,000
25,000	InterXion Holding NV†	705,000
62,000	NCR Corp.†	1,829,620
21,900	Rockwell Automation Inc.	2,540,181
20,000	VeriFone Systems Inc.†	697,800
130,000	Yahoo! Inc.†	5,776,550

		12,749,831

	Agriculture — 0.7%
200,000	Archer Daniels Midland Co.	9,480,000
16,000	Monsanto Co.	1,800,640
12,800	Syngenta AG, ADR	867,968
10,000	The Mosaic Co.	460,600

		12,609,208

	Communications Equipment — 0.5%
437,100	Corning Inc.	9,913,428

	Metals and Mining — 0.5%
37,400	Agnico Eagle Mines Ltd.	1,044,956
110,000	Alcoa Inc.	1,421,200
54,000	Barrick Gold Corp.	591,840

Shares		Market Value
30,000	Cliffs Natural Resources Inc.	$144,300
40,000	Freeport-McMoRan Inc.	758,000
4,800	Materion Corp.	184,464
50,000	New Hope Corp. Ltd.	92,540
143,600	Newmont Mining Corp.	3,117,556
51,000	TimkenSteel Corp.	1,349,970
140,000	Turquoise Hill Resources Ltd.†	436,800
14,000	Vale SA, ADR	79,100

		9,220,726

	Transportation — 0.4%
139,800	GATX Corp.	8,105,604

	Real Estate — 0.4%
40,000	Forest City Enterprises Inc., Cl. A†	1,020,800
56,000	Griffin Land & Nurseries Inc.	1,741,040
279,500	The St. Joe Co.†	5,187,520

		7,949,360

	Building and Construction — 0.3%
6,000	Assa Abloy AB, Cl. B	358,099
86,000	Fortune Brands Home & Security Inc.	4,083,280
45,000	Layne Christensen Co.†	225,450

		4,666,829

	Closed-End Funds — 0.2%
4,285	Royce Global Value Trust Inc.	34,494
30,000	Royce Value Trust Inc.	429,600
93,331	The Central Europe, Russia, and Turkey Fund Inc.	1,918,885
120,508	The New Germany Fund Inc.	1,867,874

		4,250,853

	Manufactured Housing and Recreational Vehicles — 0.1%
5,000	Martin Marietta Materials Inc.	699,000
30,000	Nobility Homes Inc.†	360,000
50,000	Skyline Corp.†	174,000

		1,233,000

	Computer Hardware — 0.1%
7,000	International Business Machines Corp.	1,123,500

	Real Estate Investment Trusts — 0.0%
29,000	Rayonier Inc.	781,840

	TOTAL COMMON STOCKS	1,751,810,376

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	Telecommunications — 0.1%
21,000	Cincinnati Bell Inc., 6.750%, Ser. B	1,039,920

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — March 31, 2015 (Unaudited)

Shares		Market Value
	RIGHTS — 0.0%
	Hotels and Gaming — 0.0%
913,900	Mandarin Oriental International Ltd., expire 04/08/15†	$237,614

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
115,800	Kinder Morgan Inc., expire 05/25/17†	474,780

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.2%
	Diversified Industrial — 0.2%
$2,000,000	Griffon Corp., Sub. Deb.,
	4.000%, 01/15/17(b)	2,591,250

	U.S. GOVERNMENT OBLIGATIONS — 2.7%
49,188,000	U.S. Treasury Bills,
	0.010% to 0.110%††,
	04/09/15 to 09/24/15	49,181,417

	TOTAL INVESTMENTS — 100.0% (Cost $994,803,609)	$1,805,335,357

	Aggregate tax cost	$994,803,609

	Gross unrealized appreciation	$849,067,820
	Gross unrealized depreciation	(38,536,072)

	Net unrealized appreciation/depreciation	$810,531,748

Number of Contracts		Expiration Date	Unrealized Appreciation
	FUTURES CONTRACTS — SHORT POSITION
700	S&P 500 E-Mini Futures(c)	06/19/15	$266,107

(a)	Securities, or a portion thereof, with a value of $52,533,500, were pledged as collateral for futures contracts.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the market value of the Rule 144A security amounted to $2,591,250 or 0.14% of total investments.

(c)	At March 31, 2015, the Fund had entered into futures contracts with UBS AG.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Total Investments	Market Value
North America	83.8%	$1,513,289,421
Europe	11.8	213,192,618
Latin America	2.1	38,594,124
Japan	1.8	31,770,370
Asia/Pacific	0.5	8,488,824

Total Investments	100.0%	$1,805,335,357

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
—	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Equity Trust Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/15
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Energy and Utilities	$74,922,327	—	$0	$74,922,327
Other Industries (a)	1,676,888,049	—	—	1,676,888,049
Total Common Stocks	1,751,810,376	—	0	1,751,810,376
Convertible Preferred Stocks (a)	1,039,920	—	—	1,039,920
Rights (a)	—	—	237,614	237,614
Warrants (a)	474,780	—	—	474,780
Convertible Corporate Bonds (a)	—	$2,591,250	—	2,591,250
U.S. Government Obligations	—	49,181,417	—	49,181,417
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,753,325,076	$51,772,667	$237,614	$1,805,335,357
OTHER FINANCIAL INSTRUMENTS:*
ASSETS (Unrealized Appreciation):
EQUITY CONTRACTS
Futures Contracts Sold (b)	$266,107	—	—	$266,107

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.
(b)	Represents cumulative unrealized appreciation of futures contracts as reported in the SOI.
*	Other financial instruments are derivatives reflected in the SOI, such as options, futures, forwards, and swaps, which may be valued at the unrealized appreciation/depreciation of the instrument.

The Fund did not have transfers among Level 1, Level 2, and Level 3 during the period ended March 31, 2015. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are

The Gabelli Equity Trust Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at March 31, 2015, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. At March 31, 2015, the Fund held no investments in equity contract for difference swap agreements.

Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal

The Gabelli Equity Trust Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Open positions in futures contracts at March 31, 2015 are reflected within the Schedule of Investments.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the “Acquired Funds”) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. At March 31, 2015, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than 1 basis point.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange

The Gabelli Equity Trust Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. The Fund held no restricted securities at March 31, 2015.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

THE GABELLI EQUITY TRUST INC.

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA from Columbia Business School.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGABX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI EQUITY TRUST INC.

One Corporate Center

Rye, NY 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e  info@gabelli.com

   GABELLI.COM

DIRECTORS	OFFICERS

Mario J. Gabelli, CFA	Bruce N. Alpert
Chairman & Chief Executive Officer,	President
GAMCO Investors, Inc.
Andrea R. Mango
Anthony J. Colavita	Secretary & Vice President
President,
Anthony J. Colavita, P.C.	Agnes Mullady
Treasurer
James P. Conn
Former Managing Director &	Richard J. Walz
Chief Investment Officer,	Chief Compliance Officer
Financial Security Assurance
Holdings Ltd.	Carter W. Austin
Vice President

Frank J. Fahrenkopf, Jr.	Molly A.F. Marion
Former President &	Vice President & Ombudsman
Chief Executive Officer,
American Gaming Association	David I. Schachter
Vice President
Arthur V. Ferrara
Former Chairman &	INVESTMENT ADVISER
Chief Executive Officer,
Guardian Life Insurance	Gabelli Funds, LLC
Company of America	One Corporate Center
Rye, New York 10580-1422

William F. Heitmann	CUSTODIAN
Former Senior Vice President of Finance,	The Bank of New York Mellon
Verizon Communications, Inc.
COUNSEL
Anthony R. Pustorino
Certified Public Accountant,	Willkie Farr & Gallagher LLP
Professor Emeritus,
Pace University	TRANSFER AGENT AND
REGISTRAR

Salvatore J. Zizza	Computershare Trust Company, N.A.
Chairman,
Zizza & Associates Corp.

GAB Q1/2015

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Equity Trust Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/18/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/18/2015

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	5/18/2015

* Print the name and title of each signing officer under his or her signature.